Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (note 9 and 18)	$ 235,199	$ 424,169
Restricted cash – current (note 18)	50,798	40,493
Accounts receivable, including non-trade of $10,988 (2018 – $7,883) and related party balance of $18,014 (2018 – $57,062)	187,088	174,031
Accrued revenue	48,531	20,249
Prepaid Expenses and Other	108,274	69,882
Current portion of loans to equity-accounted investments (note 4)	93,924	169,197
Assets Held-for-sale, Not Part of Disposal Group, Current	12,300	0
Total current assets	736,114	898,021
Restricted cash – non-current (note 18)	36,886	40,977
Vessels and equipment (note 9)
At cost, less accumulated depreciation of $1,348,665 (2018 – $1,270,460)	3,228,349	3,362,937
Finance Lease, Right-of-Use Asset	2,234,194	2,067,254
Operating lease right-of-use assets (notes 2 and 6)	185,716	0
Advances on newbuilding contracts	0	86,942
Total vessels and equipment	5,648,259	5,517,133
Net investment in direct financing leases – non-current (notes 3 and 6)	551,603	562,528
Investment in and loans to equity-accounted investments (notes 4 and 11a)	1,011,530	1,193,741
Goodwill, intangibles and other non-current assets (note 15)	141,626	179,270
Total assets	8,126,018	8,391,670
Current
Accounts payable, accrued liabilities and other (notes 8, 13 and 15)	356,022	254,380
Loans from equity-accounted investments	27,607	75,292
Derivative Liability, Current	28,481	12,205
Current portion of long-term debt (note 9)	540,440	242,137
Current obligations related to finance leases (note 6)	89,922	102,115
Current portion of operating lease liabilities (notes 2 and 6)	59,554	0
Total current liabilities	1,102,026	686,129
Long-term debt (note 9)	2,302,885	3,077,386
Long-term operating lease liabilities (notes 2 and 6)	113,922	0
Derivative Liability	56,172	56,352
Long-term obligations related to finance leases (note 6)	1,736,810	1,571,730
Other long-term liabilities (note 16)	141,578	133,045
Total liabilities	5,453,393	5,524,642
Commitments and contingencies (notes 6, 9, 11, and 15)
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,784,431 shares outstanding and issued (2018 – 100,435,210)) (note 10)	1,049,531	1,045,659
Accumulated deficit	(361,162)	(234,395)
Non-controlling interest	2,005,399	2,058,037
Accumulated other comprehensive loss	(21,143)	(2,273)
Total equity	2,672,625	2,867,028
Total liabilities and equity	$ 8,126,018	$ 8,391,670